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Vaughan Nelson Emerging Markets Opportunities Fund
Vaughan Nelson Emerging Markets Opportunities Fund

Each a series of Investment Managers Series Trust

Supplement dated December 29, 2023, to the currently effective
Prospectus and Statement of Additional Information (“SAI”).

This supplement provides important information regarding planned changes for the Vaughan Nelson Emerging Marking Opportunities Fund’s name, management fee, expense limitation agreement, principal investment strategy, and portfolio management team.

Changes in Fund Name

Effective March 1, 2024, the name of the Vaughan Nelson Emerging Markets Opportunities Fund (the “Fund”) will be changed as set forth below and all references to the Fund’s name in the Prospectus and SAI will be updated accordingly.

Name Change:

The name of the Vaughan Nelson Emerging Markets Opportunities Fund will be changed to Vaughan Nelson Emerging Markets Fund.

Changes in Management Fee and Expense Limitation Agreement

Effective March 1, 2024 (the “Effective Date”), Vaughan Nelson Investment Management, L.P. (the “Advisor”) has agreed to lower its management fee for the Vaughan Nelson Emerging Markets Fund from 0.95% to 0.85% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the Vaughan Nelson Emerging Markets Fund from 1.35% to 1.25% and 1.10% to 1.00% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 1 of the Prospectus will be deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Vaughan Nelson Emerging Markets Opportunities Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Vaughan Nelson Emerging Markets Opportunities Fund		Investor Class Shares	Institutional Class Shares
Management fees		0.85%	0.85%
Distribution (Rule 12b-1) fees		0.25%	none
Shareholder Service Fee		0.11%	0.11%
Other Expenses		1.04%	1.04%
Total annual fund operating expenses		2.25%	2.00%
Fees waived and/or expenses reimbursed	[1],[2]	(1.00%)	(1.00%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[2]	1.25%	1.00%
[1]	Restated to reflect the current operating expense limitation agreement with the Fund’s advisor.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until February 28, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Vaughan Nelson Emerging Markets Opportunities Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	127	607	1,114	2,507
Institutional Class Shares	102	531	985	2,247

Changes in Principal Investment Strategy for the Vaughan Nelson Emerging Markets Opportunities Fund

As of the Effective Date, the first paragraph under the heading “Principal Investment Strategies” beginning on page 2 of the prospectus will be deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities including common stocks, preferred stocks, real estate investment trusts (“REITs”) or other trusts, Exchange Traded Funds (“ETFs”) and similar securities of companies that are either listed, domiciled, or conduct a meaningful amount of business in emerging markets. The Fund’s advisor defines companies conducting a meaningful amount of business in emerging markets as those companies that derive at least 50% of revenues or net profits from or have at least 50% of assets or production capacities in, emerging market countries. The Fund’s advisor also includes in the definition of emerging market companies those that have been organized under the laws of, have their principal offices or headquarters in, or the securities of which are principally traded in emerging market countries. Emerging market countries are those countries that are considered to be emerging markets or developing economies by the World Bank or the International Finance Corporation or are included in any of Morgan Stanley Capital International (MSCI) emerging market indices. Emerging market countries are typically located in Asia, Africa, the Caribbean and Central America, South America, Eastern Europe, and the Middle East. The Fund may invest in companies of any market capitalization. From time to time, the Fund may have a significant portion of its assets in one or more market sectors. The Fund’s advisor uses a bottom-up approach, employing both fundamental research and quantitative tools, that seeks to identify companies with attractive valuations. The strategy invests in stocks that the Fund’s advisor believes are undervalued relative to their intrinsic value over time. The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible securities and American, European and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in exchange-traded funds (“ETFs”) that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges. The Fund generally will invest in securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.